Offsetting financial assets and financial liabilities (Table)	12 Months Ended
Dec. 31, 2019
17. Offsetting financial assets and financial liabilities
Disclosure of Offsetting of financial assets and financial liabilities [table text block]
Barclays Bank Group	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[c]	Balance sheet total[d]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[a]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[b]	Net amount
As at 31 December 2019	£m	£m	£m	£m	£m	£m	£m	£m
Derivative financial assets	260,611	(32,546)	228,065	(176,022)	(38,872)	13,171	1,576	229,641
Reverse repurchase agreements and other similar secured lending[e]	373,775	(276,234)	97,541	-	(97,541)	-	2,013	99,554
Total assets	634,386	(308,780)	325,606	(176,022)	(136,413)	13,171	3,589	329,195
Derivative financial liabilities	(255,005)	31,180	(223,825)	176,022	38,343	(9,460)	(5,115)	(228,940)
Repurchase agreements and other similar secured borrowing[e]	(405,166)	276,234	(128,932)	-	128,930	(2)	(1,786)	(130,718)
Total liabilities	(660,171)	307,414	(352,757)	176,022	167,273	(9,462)	(6,901)	(359,658)

As at 31 December 2018
Derivative financial assets	239,344	(18,687)	220,657	(172,014)	(36,977)	11,666	2,026	222,683
Reverse repurchase agreements and other similar secured lending[e]	353,660	(235,703)	117,957	-	(117,515)	442	3,047	121,004
Total assets	593,004	(254,390)	338,614	(172,014)	(154,492)	12,108	5,073	343,687
Derivative financial liabilities	(233,492)	18,229	(215,263)	172,014	32,900	(10,349)	(4,329)	(219,592)
Repurchase agreements and other similar secured borrowing[e]	(375,841)	235,703	(140,138)	-	140,099	(39)	(5,724)	(145,862)
Total liabilities	(609,333)	253,932	(355,401)	172,014	172,999	(10,388)	(10,053)	(365,454)

Notes

aAmounts offset for Derivative financial assets additionally includes cash collateral netted of £4,099m (2018: £2,187m). Amounts offset for Derivative financial liabilities additionally includes cash collateral netted of £5,465m (2018: £2,645m). Settlements assets and liabilities have been offset amounting to £14,079m (2018: £23,095m).

bFinancial collateral of £38,872m (2018: £36,977m) was received in respect of derivative assets, including £33,469m (2018: £31,475m) of cash collateral and £5,403m (2018: £5,502m) of non-cash collateral. Financial collateral of £38,343m (2018: £32,900m) was placed in respect of derivative liabilities, including £35,423m (2018: £29,783m) of cash collateral and £2,920m (2018: £3,117m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation.

cThis column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.

dThe balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.

eReverse Repurchase agreements and other similar secured lending of £99,554m (2018: £121,004m) is split by fair value £97,823m (2018: £119,391m) and amortised cost £1,731m (2018: £1,613m). Repurchase agreements and other similar secured borrowing of £130,718m (2018: £145,862m) is split by fair value £128,686m (2018: £138,484m) and amortised cost £2,032m (2018: £7,378m).